Disaggregation of Revenues and Segment Reporting (Details) - Schedule of Segment Information - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Segment Information [Abstract]
Revenues	$ 18,777,921	$ 14,472,361	$ 53,572,198	$ 39,437,482	$ 48,929,124	$ 30,660,984
Operating expenses
Cost of revenues					33,227,730	20,100,906
Personnel					9,531,101	3,803,497
Depreciation and amortization					2,037,112	908,982
General and administrative	$ 4,195,261	$ 2,505,571	$ 10,715,638	$ 6,737,782	9,872,689	6,951,498
Total Operating Expenses					54,668,632	31,764,883
Income (loss) from Operations					(5,739,508)	(1,103,899)
Retail and Appliances [Member]
Schedule of Segment Information [Abstract]
Revenues					10,671,129	12,741,063
Operating expenses
Cost of revenues					8,203,401	9,782,837
Personnel					822,539	783,913
Depreciation and amortization					222,438	182,714
General and administrative					1,649,702	1,916,882
Total Operating Expenses					10,898,080	12,666,346
Income (loss) from Operations					(226,951)	74,717
Construction [Member]
Schedule of Segment Information [Abstract]
Revenues					31,768,907	12,203,890
Operating expenses
Cost of revenues					20,980,103	6,709,827
Personnel					6,100,374	1,463,443
Depreciation and amortization					1,607,148	570,378
General and administrative					5,156,425	2,376,351
Total Operating Expenses					33,844,050	11,119,999
Income (loss) from Operations					(2,075,143)	1,083,891
Automotive Supplies [Member]
Schedule of Segment Information [Abstract]
Revenues					6,489,088	5,716,031
Operating expenses
Cost of revenues					4,044,226	3,608,242
Personnel					1,094,361	1,014,895
Depreciation and amortization					207,526	155,890
General and administrative					1,275,369	1,912,695
Total Operating Expenses					6,621,482	6,691,722
Income (loss) from Operations					(132,394)	(975,691)
Corporate Services [Member]
Schedule of Segment Information [Abstract]
Revenues
Operating expenses
Cost of revenues
Personnel					1,513,827	541,246
Depreciation and amortization
General and administrative					1,791,193	745,570
Total Operating Expenses					3,305,020	1,286,816
Income (loss) from Operations					$ (3,305,020)	$ (1,286,816)